DEUTSCHE ASSET MANAGEMENT

                                                     [GRAPHIC OMITTED]

                                                                     Mutual Fund
                                                                   Annual Report

                                                               December 31, 2001

                                                              Deutsche VIT Funds

Equity 500 Index Fund

                                                                 A Member of the
                                                             DEUTSCHE BANK GROUP
                                                               [GRAPHIC OMITTED]

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

   LETTER TO SHAREHOLDERS .................................................  3
   PERFORMANCE COMPARISON .................................................  5

   DEUTSCHE ASSET MANAGEMENT VIT FUNDS, EQUITY 500 INDEX FUND
      Schedule of Investments .............................................  6
      Statement of Assets and Liabilities ................................. 12
      Statement of Operations ............................................. 13
      Statements of Changes in Net Assets ................................. 14
      Financial Highlights ................................................ 15
      Notes to Financial Statements ....................................... 16
      Report of Independent Auditors ...................................... 19

   FUND TRUSTEES AND OFFICERS ............................................. 20


                 ----------------------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                 ----------------------------------------------

--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this annual report for Deutsche VIT Equity 500 Index Fund (the `Fund'), providing a detailed review of the market, the Fund, and our outlook. Included are complete financial summaries of the Fund's operations and listings of the Fund's holdings.

MARKET ACTIVITY
THE S&P 500 INDEX DECLINED 11.87% FOR THE YEAR ENDED DECEMBER 31, 2001, AS LOSSES IN THE FIRST AND THIRD QUARTERS OUTWEIGHED GAINS IN THE SECOND AND FOURTH.
[BULLET] Over the course of the year, the Federal Reserve Board made eleven interest rate cuts totaling 4.75%. This represents the most concentrated effort to rejuvenate the US economy in the central bank's history, though it was not sufficient to keep the economy from slipping into recession.
[BULLET] The equity market decline, which started in 2000 with the bursting of the Information Technology and Telecommunication sector bubble, expanded to all sectors of the US economy during the year 2001.
[BULLET] The Federal Reserve Board's interest rate cuts at first did little to help the equity markets, but began to have a positive effect in the second quarter. Equity markets stalled again in the third quarter and then plummeted in the wake of the September 11 attacks.
[BULLET] An equity market rally began late in September and ran through the fourth quarter, as investors' worst fears of a sharp economic decline did not appear to come to fruition.
[BULLET] For the year overall, large-cap stocks, as measured by the S&P 500 Index, underperformed mid-cap and small-cap stocks, as measured by the S&P MidCap 400 Index 1 and the Russell 2000 Index, 2 respectively. Within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks by over 1%, as measured by the S&P 500 Barra Value Index 3 versus the S&P 500 Barra Growth Index. 4

SECTOR PERFORMANCE WITHIN THE S&P 500 INDEX WAS GENERALLY NEGATIVE ACROSS THE BOARD FOR THE YEAR.
[BULLET] The Utilities sector suffered the greatest decline for the year, though it had a relatively small weighting in the S&P 500 Index. Information Technology, which accounted for more than 17% of the S&P 500 Index, fell by more than 25%, despite a strong fourth-quarter rally.
[BULLET] Although Information Technology stocks declined on average, the best annual returns among the S&P 500 Index's largest positions came from stocks in that sector, including Microsoft and IBM.
[BULLET] S&P 500 Index additions and deletions were rather moderate with only 30 changes during the year, just more than half the record number of 58 additions and deletions to the index posted in the year 2000. Of interest this year was the introduction of Real Estate Investment Trusts (REITs) to the Index. Enron Corporation was a notable deletion, having been dropped in early December after filing for bankruptcy and enduring a stock price decline of more than 97%.

 SECTOR ALLOCATION
 As of December 31, 2001
 (percentages are based on market value of total investments in the Fund)

   Financials ...............................   17.84%
   Information Technology ...................   17.60
   Health Care ..............................   14.37
   Consumer Discretionary ...................   13.12
   Industrials ..............................   11.28
   Consumer Staples .........................    8.24
   Energy ...................................    6.34
   Telecommunication Services ...............    5.49
   Utilities ................................    3.11
   Materials ................................    2.61
                                              -------
                                               100.00%
                                             ========

--------------------------------------------------------------------------------
1 S&P MidCap 400 Index is an unmanaged index that tracks the stock movement of 400 mid-sized US companies.
2 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on market capitalization.
3 S&P 500 Barra Value Index is a capitalization-weighted index of all the stocks in the Standard &Poor's 500 that have low price-to-book ratios.
4 S&P 500 Barra Growth Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios.
================================================================================
                                        3

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

MANAGER OUTLOOK
As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

We anticipate an economic recovery in 2002 that would suggest an improved picture for US equities. For the first time since 1999, US economic activity is expected to accelerate, which should bolster corporate revenues. Further, it appears the supply of labor should be less strained in the coming year. This, in turn, may reduce the pressure unit labor costs have exerted on profit margins in 2000 and 2001. In short, we believe the economy is probably near the bottom of the profit cycle. US equities have already begun to firm in anticipation of this improving economic picture, however valuations are still high by historical standards, potentially limiting equity gains in 2002.

 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2001
 (percentages are based on total net assets of the Fund)

   General Electric Co. ............................   3.71%
   Microsoft Corp. .................................   3.33
   Exxon Mobil Corp. ...............................   2.50
   Citigroup, Inc. .................................   2.42
   Wal-Mart Stores, Inc. ...........................   2.39
   Pfizer, Inc. ....................................   2.34
   Intel Corp. .....................................   1.97
   International Business Machines Corp. ...........   1.95
   American International Group, Inc. ..............   1.94
   Johnson & Johnson ...............................   1.69

We appreciate your support of Deutsche VIT Equity 500 Index Fund, and we look forward to serving your investment needs for many years to come.


/S/ SIGNATUTRE

James A. Creighton
Chief Investment Officer--Global Indexing
DEUTSCHE VIT EQUITY 500 INDEX FUND
December 31, 2001


INVESTMENT REVIEW


                                                                       CUMULATIVE                  AVERAGE ANNUAL
                                                                    TOTAL RETURNS                   TOTAL RETURNS
   Periods Ended                                    1 Year     3 Years      Since   1 Year    3 Years       Since
   December 31, 2001                                                   Inception 2                      Inception 2
 ------------------------------------------------------------------------------------------------------------------
 Deutsche VIT Equity 500 Index Fund 1               (12.18)%    (4.04)%   25.85%    (12.18)%    (1.37)%   5.56%
 ------------------------------------------------------------------------------------------------------------------
 S&P 500 Index 3                                    (11.87)%    (3.04)%   27.20%    (11.87)%    (1.02)%   5.83%
 ------------------------------------------------------------------------------------------------------------------
 Lipper S&P 500 Index Funds Average 4               (12.48)%    (4.71)%   25.44%    (12.48)%    (1.60)%   5.47%
 ------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.
2 The Fund's inception date is October 1, 1997. Benchmark returns are for the periods beginning October 1, 1997 for the S&P 500 Index and September 30, 1997 for the Lipper S&P 500 Index Funds Average.
3 S&P 500 is a trademark of the McGraw Hill Companies, Inc. and has been licensed for use by the Fund's investment advisor. The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's return. A direct investment in an index is not possible.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
--------------------------------------------------------------------------------
                                        4

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                               [GRAPHICS OMITTED]
          Edgar Representation of Data Points Used in Printed Graphic as follows:

                      Deutsche VIT                                              Lipper S&P
                       Equity 500                       S&P 500                 500 Index
                       Index Fund                       Index 3              Funds Average 4
   10/1/97                $10000                         $10000                  $10000
   10/31/97                 9600                           9584                    9666
   11/30/97                10020                          10027                   10104
   12/31/97                10190                          10200                   10276
   1/31/98                 10300                          10313                   10387
   2/28/98                 11030                          11057                   11129
   3/31/98                 11580                          11623                   11691
   4/30/98                 11770                          11740                   11805
   5/31/98                 11560                          11538                   11596
   6/30/98                 12030                          12007                   12061
   7/31/98                 11870                          11878                   11929
   8/31/98                 10180                          10163                   10203
   9/30/98                 10820                          10811                   10853
   10/31/98                11690                          11692                   11733
   11/30/98                12390                          12401                   12439
   12/31/98                13116                          13116                   13157
   1/31/99                 13641                          13664                   13693
   2/28/99                 13219                          13239                   13264
   3/31/99                 13744                          13768                   13787
   4/30/99                 14259                          14301                   14311
   5/31/99                 13919                          13964                   13967
   6/30/99                 14682                          14739                   14735
   7/31/99                 14218                          14279                   14272
   8/31/99                 14146                          14209                   14193
   9/30/99                 13765                          13820                   13799
   10/31/99                14620                          14694                   14667
   11/30/99                14908                          14996                   14956
   12/31/99                15790                          15876                   15830
   1/31/00                 14999                          15079                   15029
   2/29/00                 14718                          14794                   14738
   3/31/00                 16154                          16241                   16169
   4/30/00                 15665                          15752                   15677
   5/31/00                 15342                          15429                   15349
   6/30/00                 15717                          15810                   15716
   7/31/00                 15467                          15563                   15473
   8/31/00                 16424                          16530                   16426
   9/30/00                 15550                          15657                   15554
   10/31/00                15488                          15591                   15483
   11/30/00                14261                          14363                   14260
   12/31/00                14331                          14430                   14316
   1/31/01                 14831                          14942                   14815
   2/28/01                 13478                          13579                   13463
   3/31/01                 12624                          12719                   12606
   4/30/01                 13603                          13709                   13578
   5/31/01                 13686                          13801                   13662
   6/30/01                 13353                          13466                   13325
   7/30/01                 13218                          13334                   13189
   8/31/01                 12385                          12499                   12358
   9/30/01                 11376                          11489                   11351
   10/31/01                11594                          11710                   11561
   11/30/01                12479                          12607                   12442
   12/31/01                12585                          12720                   12544


                                              AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                           1 Year   3 Years          Since
   December 31, 2001                                             Inception 2
  --------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund      (12.18)%   (1.37)%          5.56%
  --------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is October 1, 1997. Benchmark returns are for the periods beginning October 1, 1997 for the S&P 500 Index and September 30, 1997 for the Lipper S&P 500 Index Funds Average.
3 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. A direct investment in an index is not possible.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------
                                        5

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                                             VALUE
            COMMON STOCKS--97.62%
    67,300  Abbott Laboratories .........................  $ 3,751,975
    33,000  ADC Telecommunications, Inc. 1 ..............      151,800
    10,200  Adobe Systems, Inc. .........................      316,710
     1,600  Adolph Coors Co.--Class B ...................       85,440
    14,800  Advanced Micro Devices, Inc. 1 ..............      234,728
    22,600  AES Corp. 1 .................................      369,510
     6,200  Aetna, Inc. 1 ...............................      204,538
    22,600  Aflac, Inc. .................................      555,056
    19,518  Agilent Technologies, Inc. 1 ................      556,458
     9,800  Air Products & Chemicals, Inc. ..............      459,718
     2,400  Alberto-Culver Co. ..........................      107,376
    17,342  Albertsons, Inc. ............................      546,100
    13,690  Alcan Aluminum Ltd. ADR .....................      491,882
    36,876  Alcoa, Inc. .................................    1,310,942
     5,300  Allegheny Energy, Inc. ......................      191,966
     3,450  Allegheny Technologies, Inc. ................       57,787
     5,600  Allergan, Inc. ..............................      420,280
     8,500  Allied Waste Industries, Inc. 1 .............      119,510
    30,900  Allstate Corp. ..............................    1,041,330
    13,600  ALLTEL Corp. ................................      839,528
    16,600  Altera Corp. ................................      352,252
     4,450  Ambac Financial Group, Inc. .................      257,477
     3,800  Amerada Hess Corp. ..........................      237,500
     5,800  Ameran Corp. ................................      245,340
    13,740  American Electric Power Co. .................      598,102
    58,300  American Express Co. ........................    2,080,727
     2,800  American Greetings Corp.--Class A ...........       38,584
    57,500  American Home Products Corp. ................    3,528,200
   113,689  American International Group, Inc. ..........    9,026,907
     9,100  American Power Conversion Corp. 1 ...........      131,586
     4,384  AmerisourceBergen Corp. .....................      278,603
    45,600  Amgen, Inc. 1 ...............................    2,573,664
     6,600  AMR Corp. 1 .................................      146,322
    16,800  AmSouth Bancorp .............................      317,520
    10,621  Anadarko Petroleum Co. ......................      603,804
    15,400  Analog Devices, Inc. 1 ......................      683,606
     3,400  Andrew Corp. 1 ..............................       74,426
    38,400  Anheuser-Busch Cos., Inc. ...................    1,736,064
   192,648  AOL Time Warner, Inc. 1 .....................    6,184,001
    12,000  Aon Corp. ...................................      426,240
     5,830  Apache Corp. ................................      290,800
    15,100  Apple Computer, Inc. 1 ......................      330,690
     8,900  Applera Corp.--Applied
              Biosystems Group ..........................      349,503
    35,700  Applied Materials, Inc. 1 ...................    1,431,570
    12,900  Applied Micro Circuits Corp. 1 ..............      146,028
    28,375  Archer-Daniels-Midland Co. ..................      407,181
     3,000  Ashland, Inc. ...............................      138,240
   154,221  AT&T Corp. ..................................    2,797,569
   109,099  AT&T Wireless Services, Inc. 1 ..............    1,567,753
     2,300  AutoDesk, Inc. ..............................       85,721

    SHARES  SECURITY                                            VALUE
    26,700  Automatic Data Processing, Inc. .............  $ 1,572,630
     4,800  AutoZone, Inc. 1 ............................      344,640
    12,355  Avaya, Inc. 1 ...............................      150,113
     4,700  Avery Dennison Corp. ........................      265,691
    10,200  Avon Products, Inc. .........................      474,300
         1  Axcelis Technologies, Inc. 1 ................           13
    14,340  Baker Hughes, Inc. ..........................      522,980
     1,200  Ball Corp. ..................................       84,840
    51,100  Banc One Corp. ..............................    1,995,455
    68,171  Bank of America Corp. .......................    4,291,364
    32,000  Bank of New York Co., Inc. ..................    1,305,600
     2,300  Bard (C. R.), Inc. ..........................      148,350
    22,889  Barrick Gold Corp. ..........................      365,080
     2,500  Bausch & Lomb ...............................       94,150
    25,900  Baxter International, Inc. ..................    1,389,017
    18,600  BB&T Corp. ..................................      671,646
     4,372  Bear Stearns Cos., Inc. .....................      256,374
    11,200  Becton, Dickinson & Co. .....................      371,280
    12,300  Bed Bath & Beyond, Inc. 1 ...................      416,970
    81,200  BellSouth Corp. .............................    3,097,780
     2,300  Bemis Co., Inc. .............................      113,114
     9,000  Best Buy Co., Inc. 1 ........................      670,320
     4,900  Big Lots, Inc. 1 ............................       50,960
     6,300  Biogen, Inc. 1 ..............................      361,305
    11,625  Biomet, Inc. ................................      359,212
     3,500  Black & Decker Corp. ........................      132,055
     7,800  Block (H&R), Inc. ...........................      348,660
    10,300  BMC Software, Inc. 1 ........................      168,611
    36,700  Boeing Co. ..................................    1,423,226
     2,500  Boise Cascade Corp. .........................       85,025
    17,400  Boston Scientific Corp. 1 ...................      419,688
    83,846  Bristol-Myers Squibb Co. ....................    4,276,146
    11,156  Broadcom Corp.--Class A 1 ...................      455,946
     3,000  Brown-Forman Corp. ..........................      187,800
     3,700  Brunswick Corp. .............................       80,512
    16,800  Burlington Northern Santa Fe Corp. ..........      479,304
     9,000  Burlington Resources, Inc. ..................      337,860
    12,689  Calpine Corp. 1 .............................      213,048
    17,500  Campbell Soup Co. ...........................      522,725
     9,500  Capital One Financial Corp. .................      512,525
    19,777  Cardinal Health, Inc. .......................    1,278,781
    25,600  Carnival Corp. ..............................      718,848
    15,200  Caterpillar, Inc. ...........................      794,200
    43,093  Cendant Corp. 1 .............................      845,054
     2,500  Centex Corp. ................................      142,725
     5,850  CenturyTel, Inc. ............................      191,880
     9,547  Charter One Financial, Inc. .................      259,201
    46,233  ChevronTexaco Corp. .........................    4,142,939
     8,000  Chiron Corp. ................................      350,720
     7,400  Chubb Corp. .................................      510,600
    13,900  CIENA Corp. 1 ...............................      198,909
     6,400  CIGNA Corp. .................................      592,960


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        6

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                                             VALUE
     6,800  Cincinnati Financial Corp. ..................  $   259,420
     6,700  CINergy Corp. ...............................      223,981
     7,500  Cintas Corp. ................................      360,000
     8,900  Circuit City Stores, Inc. ...................      230,955
   319,200  Cisco Systems, Inc. 1 .......................    5,780,712
   223,374  Citigroup, Inc. .............................   11,275,920
    11,700  Citizens Communications Co. 1 ...............      124,722
     7,800  Citrix Systems, Inc. 1 ......................      176,748
    26,234  Clear Channel Communications, Inc. 1 ........    1,335,573
    10,100  Clorox Co. ..................................      399,455
     5,716  CMS Energy Corp. ............................      137,355
   108,400  Coca-Cola Co. ...............................    5,111,060
    19,000  Coca-Cola Enterprises, Inc. .................      359,860
    24,000  Colgate-Palmolive Co. .......................    1,386,000
    40,700  Comcast Corp.--Class A 1 ....................    1,465,200
     7,800  Comerica, Inc. ..............................      446,940
    72,483  Compaq Computer Corp. .......................      707,434
    25,250  Computer Associates
              International, Inc. .......................      870,872
     7,300  Computer Sciences Corp. 1 ...................      357,554
    15,500  Compuware Corp. 1 ...........................      182,745
     7,898  Comverse Technology, Inc. 1 .................      176,678
    23,000  ConAgra, Inc. ...............................      546,710
    22,174  Concord EFS, Inc. 1 .........................      726,864
    10,600  Conexant Systems, Inc. 1 ....................      152,216
    26,562  Conoco, Inc. ................................      751,705
    13,266  Conseco, Inc. ...............................       59,166
     9,000  Consolidated Edison Co. of
              New York, Inc. ............................      363,240
     6,900  Constellation Energy Group ..................      183,195
     7,400  Convergys Corp.1 ............................      277,426
     4,300  Cooper Industries, Inc. .....................      150,156
     3,000  Cooper Tire & Rubber Co. ....................       47,880
    39,649  Corning, Inc. ...............................      353,669
    19,900  Costco Cos., Inc. 1 .........................      883,162
     5,000  Countrywide Credit Industries ...............      204,850
     2,500  Crane Co. ...................................       64,100
     9,100  CSX Corp. ...................................      318,955
     2,100  Cummins Engine, Inc. ........................       80,934
    16,800  CVS Corp. ...................................      497,280
     6,285  Dana Corp. ..................................       87,236
     6,100  Danaher Corp. ...............................      367,891
     5,100  Darden Restaurants, Inc. ....................      180,540
    10,500  Deere & Co. .................................      458,430
   113,700  Dell Computer Corp. 1 .......................    3,090,366
    23,873  Delphi Automotive Systems Corp. .............      326,105
     5,300  Delta Air Lines, Inc. .......................      155,078
     3,100  Deluxe Corp. ................................      128,898
     5,400  Devon Energy Corp. ..........................      208,710
     3,600  Dillard Department Stores, Inc.--
              Class A ...................................       57,600
    14,147  Dollar General Corp. ........................      210,790


    SHARES  SECURITY                                             VALUE
    11,116  Dominion Resources, Inc. ....................  $   668,072
     5,100  Donnelley (R.R.) & Sons Co. .................      151,419
     8,700  Dover Corp. .................................      322,509
    39,616  Dow Chemical Co. ............................    1,338,228
     3,700  Dow Jones & Co., Inc. .......................      202,501
     7,000  DTE Energy Co. ..............................      293,580
    44,645  Du Pont (E.I.) de Nemours & Co. .............    1,897,859
    32,900  Duke Energy Corp. ...........................    1,291,654
    15,624  Dynegy, Inc.--Class A .......................      398,412
     3,300  Eastman Chemical Co. ........................      128,766
    12,400  Eastman Kodak Co. ...........................      364,932
     2,900  Eaton Corp. .................................      215,789
     5,500  Ecolab, Inc. ................................      221,375
    13,800  Edison International ........................      208,380
    22,486  El Paso Corp. ...............................    1,003,100
    20,800  Electronic Data Systems Corp. ...............    1,425,840
    96,800  EMC Corp. 1 .................................    1,300,992
    18,500  Emerson Electric Co. ........................    1,056,350
     5,700  Engelhard Corp. .............................      157,776
     9,400  Entergy Corp. ...............................      367,634
     4,900  EOG Resources, Inc. .........................      191,639
     6,200  Equifax, Inc. ...............................      149,730
    18,600  Equity Office Properties Trust ..............      559,488
    12,400  Equity Residential Properties Trust .........      356,004
    14,225  Exelon Corp. ................................      681,093
   296,920  Exxon Mobil Corp. ...........................   11,668,956
     7,326  Family Dollar Stores, Inc. ..................      219,633
    43,600  Fannie Mae ..................................    3,466,200
    13,160  Fed Ex Corp. 1 ..............................      682,741
     8,400  Federated Department Stores, Inc.1 ..........      343,560
    24,892  Fifth Third Bancorp .........................    1,526,626
    16,800  First Data Corp. ............................    1,317,960
    12,684  FirstEnergy Corp. ...........................      443,686
     8,001  Fiserv, Inc. 1 ..............................      338,602
    45,854  Fleet Financial Group, Inc. .................    1,673,671
     3,400  Fluor Corp. 1 ...............................      127,160
    78,102  Ford Motor Co. ..............................    1,227,763
     7,900  Forest Labs, Inc. 1 .........................      647,405
     6,600  Fortune Brands, Inc. ........................      261,294
     7,600  FPL Group, Inc. .............................      428,640
    11,300  Franklin Resources, Inc. ....................      398,551
    30,400  Freddie Mac .................................    1,988,160
     6,200  Freeport-McMoRan Copper &
              Gold, Inc.--Class B 1 .....................       83,018
    11,300  Gannet Co., Inc. ............................      759,699
    36,725  Gap, Inc. ...................................      511,946
    14,100  Gateway 2000 1 ..............................      113,364
     8,900  General Dynamics Corp. ......................      708,796
   431,100  General Electric Co. ........................   17,278,488
    16,164  General Mills, Inc. .........................      840,690
    24,430  General Motors Corp. ........................    1,187,298
     7,300  Genuine Parts Co. ...........................      267,910


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        7

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                                             VALUE
     9,400  Genzyme Corp. 1 .............................  $   562,684
     9,677  Georgia-Pacific (Georgia Pacific Group) .....      267,182
    46,300  Gillette Co. ................................    1,546,420
     6,900  Golden West Financial Group .................      406,065
     4,300  Goodrich (B.F.) Co. .........................      114,466
     6,900  Goodyear Tire & Rubber Co. ..................      164,289
     4,000  Grainger (W.W.), Inc. .......................      192,000
     2,200  Great Lakes Chemical Corp. ..................       53,416
    13,200  Guidant Corp. 1 .............................      657,360
    18,300  Halliburton Co. .............................      239,730
    13,400  Harley-Davidson, Inc. .......................      727,754
     5,000  Harrah's Entertainment, Inc. 1 ..............      185,050
    10,851  Hartford Financial Services Group, Inc. .....      681,768
     7,359  Hasbro, Inc. ................................      119,437
    22,800  HCA-The Healthcare Corp. ....................      878,712
    12,400  Health Management Associates, Inc.--
              Class A 1 .................................      228,160
    16,200  HEALTHSOUTH Corp. 1 .........................      240,084
    15,600  Heinz (H. J.) Co. ...........................      641,472
     4,800  Hercules, Inc. ..............................       48,000
     5,800  Hershey Foods Corp. .........................      392,660
    84,700  Hewlett-Packard Co. .........................    1,739,738
    15,800  Hilton Hotels Corp. .........................      172,536
   102,100  Home Depot, Inc. ............................    5,208,121
    35,675  Honeywell, Inc. .............................    1,206,529
    19,806  Household International, Inc. ...............    1,147,560
     7,100  Humana, Inc. 1 ..............................       83,709
    11,350  Huntington Bancshares, Inc. .................      195,107
    13,000  Illinois Tool Works, Inc. ...................      880,360
    23,900  Immunex Corp. 1 .............................      662,269
    12,700  IMS Health, Inc. ............................      247,777
     7,800  Inco Ltd. ADR 1 .............................      132,132
     7,200  Ingersoll-Rand Co. ..........................      301,032
   292,000  Intel Corp. .................................    9,183,400
    74,908  International Business
              Machines Corp. ............................    9,060,872
     4,100  International Flavors &
              Fragrances, Inc. ..........................      121,811
     3,192  International Game Technology 1 .............      218,014
    21,308  International Paper Co. .....................      859,778
    16,100  Interpublic Group of Cos., Inc. .............      475,594
     8,900  Intuit, Inc. 1 ..............................      380,742
     3,700  ITT Industries, Inc. ........................      186,850
     8,100  Jabil Circuit, Inc. 1 .......................      184,032
    56,155  JDS Uniphase Corp. 1 ........................      487,425
     6,500  Jefferson-Pilot Corp. .......................      300,755
    13,129  John Hancock Financial Services, Inc. .......      542,228
   133,118  Johnson & Johnson ...........................    7,867,274
     3,700  Johnson Controls, Inc. ......................      298,775
     5,697  Jones Apparel Group, Inc. 1 .................      188,969
    86,240  JP Morgan Chase & Co. .......................    3,134,824
     1,900  KB HOME .....................................       76,190


    SHARES  SECURITY                             VALUE
    17,400  Kellogg Co. .................................  $   523,740
     4,236  Kerr-McGee Corp. ............................      232,133
    19,200  KeyCorp .....................................      467,328
     5,900  KeySpan Corp. ...............................      204,435
    22,800  Kimberly-Clark Corp. ........................    1,363,440
     4,900  Kinder Morgan, Inc. .........................      272,881
    10,421  King Pharmaceuticals, Inc. 1 ................      439,037
     7,900  KLA-Tencor Corp. 1 ..........................      391,524
    20,900  Kmart Corp. 1 ...............................      114,114
     3,200  Knight-Ridder, Inc. .........................      207,776
    14,700  Kohl's Corp. 1 ..............................    1,035,468
    34,700  Kroger Co. 1 ................................      724,189
     8,400  Leggett & Platt, Inc. .......................      193,200
    10,522  Lehman Brothers Holdings, Inc. ..............      702,870
     5,500  Lexmark International Group, Inc.--
              Class A 1 .................................      324,500
    49,000  Lilly (Eli) & Co. ...........................    3,848,460
    18,276  Limited, Inc. ...............................      269,023
     8,100  Lincoln National Corp. ......................      393,417
    13,600  Linear Technology Corp. .....................      530,944
     2,300  Liz Claiborne, Inc. .........................      114,425
    18,500  Lockheed Martin Corp. .......................      863,395
     8,400  Loews Corp. .................................      465,192
     4,600  Louisiana-Pacific Corp. .....................       38,824
    33,900  Lowe's Cos., Inc. ...........................    1,573,299
    15,500  LSI Logic Corp. 1 ...........................      244,590
   149,460  Lucent Technologies, Inc. ...................      940,103
     4,300  Manor Care, Inc. 1 ..........................      101,953
    10,400  Marriott International, Inc.--Class A .......      422,760
    12,050  Marsh & McLennan Cos., Inc. .................    1,294,773
    19,700  Masco Corp. .................................      482,650
    18,400  Mattel, Inc. ................................      316,480
    14,000  Maxim Integrated Products, Inc. 1 ...........      735,140
    12,750  May Department Stores Co. ...................      471,495
     3,300  Maytag Corp. ................................      102,399
     6,300  MBIA, Inc. ..................................      337,869
    36,360  MBNA Corp. ..................................    1,279,872
     2,800  McDermott International, Inc. ...............       34,356
    56,400  McDonald's Corp. ............................    1,492,908
     8,400  McGraw-Hill Cos., Inc. ......................      512,232
    12,125  McKesson HBOC, Inc. .........................      453,475
     4,300  Mead Corp. ..................................      132,827
     9,000  MedImmune, Inc. 1 ...........................      417,150
    52,900  Medtronic, Inc. .............................    2,709,009
    20,300  Mellon Bank Corp. ...........................      763,686
    99,062  Merck & Co., Inc. ...........................    5,824,846
     3,500  Mercury Interactive Corp.1 ..................      118,930
     2,200  Meredith Corp. ..............................       78,430
    37,000  Merrill Lynch & Co., Inc. ...................    1,928,440
    32,200  MetLife, Inc. ...............................    1,020,096
     4,500  MGIC Investment .............................      277,740
    26,339  Micron Technology, Inc. 1 ...................      816,509


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        8

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                                             VALUE
   234,200  Microsoft Corp. 1 ...........................  $15,515,750
     2,000  Millipore Corp. .............................      121,400
    17,000  Minnesota Mining &
              Manufacturing Co. .........................    2,009,570
    25,164  Mirant Corp. 1 ..............................      403,127
     8,300  Molex, Inc. .................................      256,885
     6,800  Moody's Corp. ...............................      271,048
    47,500  Morgan Stanley, Dean Witter,
              Discover & Co. ............................    2,657,150
    97,281  Motorola, Inc. ..............................    1,461,161
     6,294  Nabors Industries, Inc. 1 ...................      216,073
    25,600  National City Corp. .........................      748,544
     7,400  National Semiconductor Corp. 1 ..............      227,846
     2,500  Navistar International Corp. 1 ..............       98,750
     4,100  NCR Corp. 1 .................................      151,126
    14,100  Network Appliance, Inc. 1 ...................      308,367
     6,800  New York Times Co.--Class A .................      294,100
    11,424  Newell Rubbermaid, Inc. .....................      314,960
     8,400  Newmont Mining Corp. ........................      160,524
    34,000  Nextel Communication, Inc.--
              Class A1 ..................................      372,640
     6,800  Niagara Mohawk Power Corp. 1 ................      120,564
     2,000  Nicor, Inc. .................................       83,280
    11,600  Nike, Inc.--Class B .........................      652,384
     8,908  NiSource, Inc. 1 ............................      205,418
     5,700  Noble Drilling Corp. 1 ......................      194,028
     5,700  Nordstrom, Inc. .............................      115,311
    16,500  Norfolk Southern Corp. ......................      302,445
   139,980  Nortel Networks Corp. .......................    1,049,850
     9,400  Northern Trust Corp. ........................      566,068
     4,900  Northrop Grumman Corp. ......................      493,969
    13,800  Novell, Inc. 1 ..............................       63,342
     6,100  Novellus Systems, Inc. 1 ....................      240,645
     3,300  Nucor Corp. .................................      174,768
     6,400  NVIDIA Corp. 1 ..............................      428,160
    16,900  Occidental Petroleum Corp. ..................      448,357
    12,700  Office Depot, Inc. 1 ........................      235,458
     8,200  Omnicom Group, Inc. .........................      732,670
   242,200  Oracle Corp. 1 ..............................    3,344,782
     3,300  PACCAR, Inc. ................................      216,546
     6,900  Pactiv Corp. 1 ..............................      122,475
     5,200  Pall Corp. ..................................      125,112
    22,453  Palm, Inc. 1 ................................       87,118
    11,100  Parametric Technology Corp. 1 ...............       86,691
     5,000  Parker-Hannifin Corp. .......................      229,550
    16,000  Paychex, Inc. ...............................      557,600
    11,200  Penney (J.C.) Co., Inc. .....................      301,280
     1,600  Peoples Energy Corp. ........................       60,688
    13,300  PeopleSoft, Inc. 1 ..........................      534,660
    12,392  Pepsi Bottling Group, Inc. ..................      291,212
    76,360  PepsiCo, Inc. ...............................    3,717,968
     5,200  PerkinElmer, Inc. ...........................      182,104


    SHARES  SECURITY                                             VALUE
   273,600  Pfizer, Inc. ................................  $10,902,960
    16,500  PG&E Corp. ..................................      317,460
    56,288  Pharmacia Corp. .............................    2,400,683
     3,320  Phelps Dodge Corp. ..........................      107,568
    93,900  Philip Morris Cos., Inc. ....................    4,305,315
    16,860  Phillips Petroleum Co. ......................    1,015,984
     3,600  Pinnacle West Capital Corp. .................      150,660
    10,600  Pitney Bowes, Inc. ..........................      398,666
    14,000  Placer Dome, Inc. ADR .......................      152,740
     7,024  PMC-Sierra, Inc. 1 ..........................      149,330
    12,300  PNC Financial Services Group ................      691,260
     3,300  Power-One, Inc. 1 ...........................       34,353
     6,160  PP&L Corp. ..................................      214,676
     7,200  PPG Industries, Inc. ........................      372,384
     6,900  Praxair, Inc. ...............................      381,225
    56,400  Procter & Gamble Co. ........................    4,462,932
     9,408  Progress Energy, Inc. .......................      423,642
     3,300  Progress Energy, Inc.--CVO 1 ................        1,485
     3,300  Progressive Corp. ...........................      492,690
    11,400  Providian Financial Corp. ...................       40,470
     8,900  Public Service Enterprise Group, Inc. .......      375,491
     2,500  Pulte Corp. .................................      111,675
     4,000  Qlogic Corp. 1 ..............................      178,040
    33,400  QUALCOMM, Inc. 1 ............................    1,686,700
     5,200  Quintiles Transnational Corp. 1 .............       83,460
    72,891  Qwest Communications
              International, Inc. 1 .....................    1,029,950
     7,900  RadioShack Corp. ............................      237,790
    17,300  Raytheon Co. ................................      561,731
     2,600  Reebok International Ltd. 1 .................       68,900
    10,100  Regions Financial Corp. .....................      302,394
    12,700  Reliant Energy, Inc. ........................      336,804
     7,900  Robert Half International, Inc. 1 ...........      210,930
     7,700  Rockwell Collins, Inc. ......................      150,150
     8,500  Rockwell International Corp. ................      151,810
     9,442  Rohm & Haas Co. .............................      326,976
     4,000  Rowan Cos., Inc. 1 ..........................       77,480
    92,734  Royal Dutch Petroleum Co. ADR ...............    4,545,821
     3,100  Ryder System, Inc. ..........................       68,665
     5,590  Sabre Holdings Corp. ........................      236,737
     5,400  SAFECO Corp. ................................      168,210
    21,600  Safeway, Inc. 1 .............................      901,800
    22,900  Sanmina Corp. 1 .............................      455,710
     4,900  Sapient Corp. 1 .............................       37,828
    33,600  Sara Lee Corp. ..............................      746,928
   146,065  SBC Communications, Inc. ....................    5,721,366
    63,900  Schering-Plough Corp. .......................    2,288,259
    25,300  Schlumberger Ltd. ...........................    1,390,235
    59,200  Schwab (Charles) Corp. ......................      915,824
     6,900  Scientific Atlanta, Inc. ....................      165,186
     3,653  Sealed Air Corp. 1 ..........................      149,115
    14,000  Sears, Roebuck & Co. ........................      666,960


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                                              VALUE
     8,910  Sempra Energy ...............................  $    218,741
     6,800  Sherwin-Williams Co. ........................       187,000
    20,284  Siebel Systems, Inc. ........................       567,546
     3,300  Sigma-Aldrich Corp. .........................       130,053
     2,400  Snap-on, Inc. ...............................        80,784
    36,300  Solectron Corp. 1 ...........................       409,464
    29,200  Southern Co. ................................       740,220
    14,400  SouthTrust Corp. ............................       355,248
    32,525  Southwest Airlines Co. ......................       601,062
    37,500  Sprint Corp. ................................       753,000
    43,200  Sprint PCS 1 ................................     1,054,512
     3,786  St. Jude Medical, Inc. 1 ....................       293,983
     9,112  St. Paul Cos., Inc. .........................       400,655
     3,600  Stanley Works ...............................       167,652
    19,550  Staples, Inc. 1 .............................       365,585
    16,300  Starbucks Corp. .............................       310,515
     8,532  Starwood Hotels & Resorts
              Worldwide, Inc. ...........................       254,680
    14,400  State Street Corp. ..........................       752,400
     9,300  Stillwell Financial, Inc. ...................       253,146
     8,501  Stryker Corp. ...............................       496,203
   141,500  Sun Microsystems, Inc. 1 ....................     1,740,450
     3,900  Sunoco, Inc. ................................       145,626
    12,400  SunTrust Banks, Inc. ........................       777,480
     5,700  SuperValu, Inc. .............................       126,084
     9,850  Symbol Technologies, Inc. ...................       156,418
    12,150  Synovus Financial Corp. .....................       304,358
    28,800  Sysco Corp. .................................       755,136
     5,200  T. Rowe Price Group, Inc. ...................       180,596
    39,500  Target Corp. ................................     1,621,475
     5,700  TECO Energy, Inc. ...........................       149,568
     4,000  Tektronix, Inc. .............................       103,120
         1  Teledyne Technologies, Inc. 1 ...............            16
    17,400  Tellabs, Inc. 1 .............................       260,304
     2,100  Temple-Inland, Inc. .........................       119,133
    14,200  Tenet Healthcare Corp. 1 ....................       833,824
     7,400  Teradyne, Inc. 1 ............................       223,036
    75,591  Texas Instruments, Inc. .....................     2,116,548
     6,000  Textron, Inc. ...............................       248,760
     8,000  Thermo Electron Corp. 1 .....................       190,880
     3,000  Thomas & Betts Corp. ........................        63,450
     6,200  Tiffany & Co. ...............................       195,114
    12,000  TJX Cos., Inc. ..............................       478,320
     4,619  TMP Worldwide, Inc. 1 .......................       198,155
     5,400  Torchmark Corp. .............................       212,382
     8,500  Toys `R' Us, Inc. 1 .........................       176,290
    13,620  Transocean Sedco Forex, Inc. ................       460,628
    12,825  Tribune Co. .................................       480,040
     6,300  Tricon Global Restaurants, Inc. 1 ...........       309,960
     5,300  TRW, Inc. ...................................       196,312
     2,500  Tupperware Corp. ............................        48,125
    11,700  TXU Corp. ...................................       551,655
    86,906  Tyco International, Ltd. ....................     5,118,763


    SHARES  SECURITY                                              VALUE
     2,900  U.S. Airways Group, Inc. 1 ..................  $     18,386
    85,346  U.S. Bancorp ................................     1,786,292
    25,100  Unilever N.V. ADR ...........................     1,446,011
    10,600  Union Pacific Corp. .........................       604,200
     6,000  Union Planters Corp. ........................       270,780
    13,300  Unisys Corp. 1 ..............................       166,782
    13,500  United Healthcare Corp. .....................       955,395
    20,600  United Technologies Corp. ...................     1,331,378
     9,200  Univision Communications, Inc.--
              Class A 1 .................................       372,232
    10,300  Unocal Corp. ................................       371,521
    10,449  UnumProvident Corp. .........................       277,003
     6,900  USA Education, Inc. .........................       579,738
     6,700  UST, Inc. ...................................       234,500
    13,600  USX-Marathon Group ..........................       408,000
     3,800  USX-U.S. Steel Group, Inc. ..................        68,818
     4,800  V.F. Corp. ..................................       187,248
    17,536  VERITAS Software Corp. 1 ....................       786,139
   118,250  Verizon Communications, Inc. ................     5,612,145
    77,425  Viacom, Inc.--Class B 1 .....................     3,418,314
     5,536  Visteon Corp. 1 .............................        83,261
     7,900  Vitesse Semiconductor Corp. 1 ...............        98,197
     4,300  Vulcan Materials Co. ........................       206,142
    59,448  Wachovia Corp. ..............................     1,864,289
    89,800  Walt Disney Co. .............................     1,860,656
   193,800  Wal-Mart Stores, Inc. .......................    11,153,190
    44,600  Walgreen Co. ................................     1,501,236
    38,583  Washington Mutual, Inc. .....................     1,261,664
    27,597  Waste Management, Inc. ......................       880,620
     5,700  Waters Corp. 1 ..............................       220,875
     4,400  Watson Pharmaceuticals, Inc. 1 ..............       138,116
     2,900  Wellpoint Health Networks, Inc. 1 ...........       338,865
    73,200  Wells Fargo & Co. ...........................     3,180,540
     4,900  Wendy's International, Inc. .................       142,933
     4,400  Westvaco Corp. ..............................       125,180
     9,700  Weyerhauser Co. .............................       524,576
     2,900  Whirlpool Corp. .............................       212,657
     4,700  Willamette Industries, Inc. .................       244,964
    22,900  Williams Cos., Inc. .........................       584,408
     6,000  Winn-Dixie Stores, Inc. .....................        85,500
   128,718  WorldCom, Inc. 1 ............................     1,812,349
     3,700  Worthington Industries, Inc. ................        52,540
     9,700  Wrigley, (WM.) Jr., Co. .....................       498,289
    15,715  Xcel Energy, Inc. ...........................       435,934
    30,000  Xerox Corp. .................................       312,600
    14,200  Xilinx, Inc. 1 ..............................       554,510
     5,700  XL Capital, Ltd.--Class A ...................       520,752
    25,600  Yahoo!, Inc. 1 ..............................       454,144
     8,464  Zimmer Holdings, Inc. 1 .....................       258,491
     3,800  Zions Bancorporation ........................       199,805
                                                           ------------
TOTAL COMMON STOCKS
   (Cost $527,955,466) ..................................   454,740,017
                                                           ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       10

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


 PRINCIPAL
 AMOUNT     SECURITY                             VALUE


            SHORT-TERM INSTRUMENTS--3.70%
            US TREASURY BILLS 3--3.70%
$4,613,000    1.67%, 1/3/02 ..............  $  4,612,579
   880,000    2.10%, 1/17/02 2 ...........       879,314
 5,170,000    1.75%, 1/24/02 .............     5,164,201
 4,090,000    1.65%, 1/31/02 .............     4,084,553
 2,495,000    1.66%, 2/7/02 ..............     2,490,807
                                            ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $17,231,341) ....................    17,231,454
                                            ------------
TOTAL INVESTMENTS
   (Cost $545,186,807)4 .........  101.32%  $471,971,471

LIABILITIES IN EXCESS OF
   OTHER ASSETS .................   (1.32)    (6,135,647)
                                   ------   ------------
NET ASSETS ......................  100.00%  $465,835,824
                                   ======   ============

--------------------------------------------------------------------------------
1 Non-income producing security for the year ended December 31, 2001.
2 Held as collateral for futures contracts.
3 Rates shown represent effective yield at time of purchase.
4 Aggregate cost for federal tax purposes was $546,717,686.
ADR --American Depository Receipt
CVO --Contingent Value Obligation


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                                               DECEMBER 31, 2001
ASSETS
   Investments at value (cost $545,186,807) ....................................................    $471,971,471
   Cash ........................................................................................           2,510
   Receivable for securities sold ..............................................................          83,012
   Receivable for capital shares sold ..........................................................         951,950
   Dividends and interest receivable ...........................................................         453,791
   Deferred organizational costs and other assets ..............................................           5,588
                                                                                                    ------------
Total assets ...................................................................................     473,468,322
                                                                                                    ------------
LIABILITIES
   Payable for securities purchased ............................................................       7,348,934
   Payable for capital shares redeemed .........................................................          45,229
   Variation margin payable for futures contracts ..............................................          87,635
   Due to advisor ..............................................................................          60,958
   Administration fee payable ..................................................................          20,174
   Custody fee payable .........................................................................          14,800
   Accrued expenses and other ..................................................................          54,768
                                                                                                    ------------
Total liabilities ..............................................................................       7,632,498
                                                                                                    ------------
NET ASSETS .....................................................................................    $465,835,824
                                                                                                    ============
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................................................    $538,721,177
   Undistributed net investment income .........................................................       4,548,270
   Accumulated net realized loss on investment and futures transactions ........................      (4,291,582)
   Net unrealized depreciation of investments and futures contracts ............................     (73,142,041)
                                                                                                    ------------
TOTAL NET ASSETS ...............................................................................    $465,835,824
                                                                                                    ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ......................................................      38,874,694
                                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ..................................................    $      11.98
                                                                                                    ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12

 Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                                               FOR THE YEAR ENDED
                                                                                                DECEMBER 31, 2001
INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $33,787) ........................................    $  5,566,022
   Interest ....................................................................................         286,277
                                                                                                    ------------
TOTAL INVESTMENT INCOME ........................................................................       5,852,299
                                                                                                    ------------
EXPENSES
   Advisory fees ...............................................................................         861,030
   Administration and services fees ............................................................         165,866
   Custodian fees ..............................................................................          91,481
   Transfer agent fees .........................................................................          74,800
   Trustees fees ...............................................................................          81,798
   Professional fees ...........................................................................          36,547
   Printing and shareholder reports ............................................................           6,905
   Registration fees ...........................................................................           6,398
   Amortization of organizational costs ........................................................           4,150
   Miscellaneous ...............................................................................           1,433
                                                                                                    ------------
TOTAL EXPENSES .................................................................................       1,330,408
Less: fee waivers and/or expenses reimbursements ...............................................         (38,862)
                                                                                                    ------------
Net expenses ...................................................................................       1,291,546
                                                                                                    ------------
NET INVESTMENT INCOME ..........................................................................       4,560,753
                                                                                                    ------------
NETREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) from:
     Investment transactions ...................................................................      (2,914,326)
     Investment transactions on redemption in-kind .............................................       9,487,259
     Futures transactions ......................................................................        (938,288)
   Net change in unrealized appreciation/depreciation
     of investments and futures contracts ......................................................     (65,098,163)
                                                                                                    ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ..........................     (59,463,518)
                                                                                                    ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................................................    $(54,902,765)
                                                                                                    ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       13

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                        2001                2000
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income .....................................................  $  4,560,753        $  3,887,417
   Net realized gain from investment and futures transactions ................     5,634,645             237,885
   Net change in unrealized depreciation on investments
     and futures contracts ...................................................   (65,098,163)        (43,545,998)
                                                                                ------------        ------------
Net decrease in net assets from operations ...................................   (54,902,765)        (39,420,696)
                                                                                ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .....................................................    (3,894,463)             (6,182)
   Net realized gain from investment and futures transactions ................      (405,913)           (241,100)
                                                                                ------------        ------------
Total distributions ..........................................................    (4,300,376)           (247,282)
                                                                                ------------        ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares .............................................   212,890,717         260,055,727
   Dividend reinvestments ....................................................     4,300,376             247,281
   Redemption in-kind ........................................................   (29,151,451)                 --
   Cost of shares redeemed ...................................................   (90,855,284)        (81,311,817)
                                                                                ------------        ------------
   Net increase in net assets from capital share transactions ................    97,184,358         178,991,191
                                                                                ------------        ------------
TOTAL INCREASE IN NET ASSETS .................................................    37,981,217         139,323,213
NET ASSETS:
   Beginning of year .........................................................   427,854,607         288,531,394
                                                                                ------------        ------------
   End of year (including undistributed net investment
     income of $4,548,270 and $3,887,321, respectively) ......................  $465,835,824        $427,854,607
                                                                                ============        ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                     FOR THE PERIOD
                                                                                                  OCTOBER 1, 1997 1
                                                                                    FOR THE YEARS           THROUGH
                                                                               ENDED DECEMBER 31,      DECEMBER 31,
                                                   2001          2000          1999          1998              1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ......................    $13.77        $15.18        $12.73        $10.19            $10.00
                                                 ------        ------        ------        ------            ------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
   Net investment income 2 ..................      0.09          0.13          0.05          0.07              0.03
   Net realized and unrealized gain
     (loss) on investments and
     futures contracts ......................     (1.77)        (1.53)         2.55          2.84              0.16
                                                 ------        ------        ------        ------            ------
Total from investment operations ............     (1.68)        (1.40)         2.60          2.91              0.19
                                                 ------        ------        ------        ------            ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ....................     (0.10)           --         (0.10)        (0.05)               --
   Net realized gain from investment
     and futures transactions ...............     (0.01)        (0.01)        (0.05)        (0.32)               --
                                                 ------        ------        ------        ------            ------
Total distributions .........................     (0.11)        (0.01)        (0.15)        (0.37)               --
                                                 ------        ------        ------        ------            ------
NET ASSET VALUE, END OF PERIOD ..............    $11.98        $13.77        $15.18        $12.73            $10.19
                                                 ------        ------        ------        ------            ------
TOTAL INVESTMENT RETURN 3 ...................    (12.18)%       (9.24)%       20.39%        28.71%             1.90%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .........................  $465,836      $427,855      $288,531       $49,691           $11,760
   Ratios to average net assets:
     Net investment income ..................      1.06%         1.00%         1.16%         1.37%             1.51% 4
     Expenses after waivers
        and/or reimbursements ...............      0.30%         0.30%         0.30%         0.30%             0.30% 4
     Expenses before waivers
        and/or reimbursements ...............      0.31%         0.34%         0.43%         1.19%             2.78% 4
   Portfolio turnover rate ..................         2% 5          3%            2%           36%                7%
-------------------------------------------------------------------------------------------------------------------

1 Commencement of operations.
2 Based on average shares method.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived, the total return would have been lower.
4 Annualized.
5 Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.


SeeNotes to Financial Statements.
--------------------------------------------------------------------------------
                                       15

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds Trust (the `Trust') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Deutsche VIT Equity 500 Index Fund (the `Fund') is one of the Funds the Trust offers to investors.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large US companies.

B. VALUATION OF SECURITIES
The Fund values its investments at market value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Fund uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board of Trustees. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. At December 31, 2001, there were no fair valued securities.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.



--------------------------------------------------------------------------------
                                       16

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

H. ORGANIZATION COST
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years beginning on October 1, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

I. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.20%.

The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of the average daily net assets of the Fund until April 30, 2002.

Bankers Trust Company, an affiliate of the Advisor, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and trustees of the Fund are also officers or directors of Investment Company Capital Corp., an indirect, wholly-owned subsidiary of Deutsche Bank AG, or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

NOTE 4--CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:

                         For the Year Ended        For the Year Ended
                          December 31, 2001         December 31, 2000
                  -------------------------  ------------------------
                      Shares         Amount      Shares        Amount
                  ----------  -------------  ----------  ------------
Sold              17,070,045  $ 212,890,717  17,538,522  $260,055,727
Reinvested           359,864      4,300,376      18,156       247,281
Redeemed
  in-kind         (2,230,409)   (29,151,451)         --           --
Redeemed          (7,399,463)   (90,855,284) (5,495,424)  (81,311,817)
                  ----------  -------------  ----------  ------------
Net increase       7,800,037  $  97,184,358  12,061,254  $178,991,191
                  ==========  =============  ==========  ============

NOTE 5--FEDERAL INCOME TAX AND
        INVESTMENT TRANSACTIONS
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from redemption in-kind transactions, adjustments related to dividends and other non-taxable distributions received by the Fund. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed        Undistributed
Net Investment         Net Realized             Paid-in
        Income            Gain/Loss             Capital
--------------       --------------             -------
      $(5,341)         $(9,390,657)          $9,395,998

The aggregate cost of purchases and proceeds from sales of investments (excluding redemption in-kind transaction), other than US Government and short-term obligations, for the year ended December 31, 2001 were $129,340,718 and $9,182,304, respectively.




--------------------------------------------------------------------------------
                                       17

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

For federal income tax purposes, the tax basis of investments held at December 31, 2001 was $546,717,686. The aggregate gross unrealized appreciation for all investments at December 31, 2001 was $30,164,833 and the aggregate gross unrealized depreciation for all investments was $104,911,048. The difference between book basis and tax-basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Distributions during the years ended December 31, 2001 and December 31, 2000 were characterized as follows for tax purposes:

Distributions paid from:           2001            2000
-----------------------            ----            ----
Ordinary income              $3,896,603        $ 98,913
Net long term capital gains  $  403,773        $148,369

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income             $  4,548,270
Accumulated capital loss                  $ (2,687,571)
Unrealized appreciation/(depreciation)    $(74,746,052)

At December 31, 2001, the Portfolio had capital loss carryovers available as a reduction against future net realized capital gains of $1,765,761, all of which expires in 2009.

For the year ended December 31, 2001, the Fund deferred to January 1, 2002 post October capital losses of $921,810.

NOTE 6--LINE OF CREDIT
The Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Fund did not borrow during the period.

NOTE 7--FUTURES CONTRACTS
The Fund had the following open contracts at December 31, 2001:

 Type of                                            Market     Unrealized
 Future    Expiration   Contracts   Position         Value   Appreciation
 ------    ----------   ---------   --------        ------   ------------
S&P 500         March
  Index Future   2002          35       Long   $10,055,500        $73,132

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The `market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At December 31, 2001 the Fund pledged securities with a value of $879,314 to cover margin requirements on open futures contracts.

NOTE 8--REDEMPTION IN-KIND
The Fund satisfied a redemption request on April 30, 2001 with a transfer of securities and cash totaling $29,151,451. The Fund accounted for the transaction as a sale of securities which resulted in a gain to the Fund of $9,487,259.





--------------------------------------------------------------------------------
                                       18

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Deutsche Asset Management VIT Funds Trust--
Equity 500 Index Fund



We have audited the accompanying statement of assets and liabilities of Equity 500 Index Fund, including the schedule of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period October 1, 1997 (commencement of operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equity 500 Index Fund at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended and for the period October 1, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States.



/S/ SIGNATUTRE
Ernst & Young LLP
Philadelphia, Pennsylvania
February 6, 2002





--------------------------------------------------------------------------------
                                       19

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------

FUND TRUSTEES AND OFFICERS

                                                                                               NUMBER OF FUNDS
                                                                                               IN THE FUND
NAME, BIRTH DATE AND                 BUSINESS EXPERIENCE AND                                   COMPLEX OVERSEEN
POSITION WITH THE FUND 1             DIRECTORSHIPS DURING THE PAST 5 YEARS                     BY TRUSTEES 2
---------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------
Robert R. Coby                       Independent Consultant (since March 2001); Chief          3
April 17, 1951                       Operating Officer, Schroder Investment Management NA,
Trustee since April 1996.            (October 1999 to March 2001); Independent Consultant
                                     (April to September 1999); President of Lynch & Mayer,
                                     Inc., (1996 to 1999); President of Leadership Capital
                                     Inc. (1995 to 1996).
---------------------------------------------------------------------------------------------------------------
Desmond G. FitzGerald                Chairman of North American Properties Group since         3
January 30, 1955                     January 1987; Advisory Director, Bank of New York (since
Trustee since April 1996.            1995); Director, Hilliard Farber & Co. (since 1975).
                                     1995); Director, Hilliard Farber & Co. (since 1975).
                                     Chairman of the Board, US Guaranteed Finance Corp.(1994
                                     to present) Director, Holland Balanced Fund (1995 to
                                     present).
---------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.                 Retired (since 1991); Director, Tyco International        3
December 20, 1930                    Ltd., 3 Director, Education Management Corporation 3
Trustee since April 1996.            (since 1997); Director, CSAM Income Fund Inc. 4 (since
                                     1988); Director, CSAM High Yield Fund 4 (since 2001);
                                     Director and Trustee, Warburg Pincus Funds 4 (since
                                     1999).
---------------------------------------------------------------------------------------------------------------
Edward C. Schmults                   Director, Green Point Financial Corp and its subsidiary,  3
February 6, 1931                     Green Point Bank 3 (since 1994); Chairman of the Board
Trustee since September 1999.        of Trustees, The Edna McConnell Clark Foundation (since
                                     1997, Trustee since 1990); Director, The Germany Fund,
                                     Inc. 4 (since 1990); Director, The Central European
                                     Equity Fund, Inc. 4 (since 1990).
---------------------------------------------------------------------------------------------------------------
William E. Small                     Independent Consultant in financial services (since       3
November 6, 1941                     1996); Executive Vice President of First Data Investor
Trustee since January 1996.          Services Group Inc. (`Investor Services Group') (1993 to
                                     1996).
---------------------------------------------------------------------------------------------------------------
Werner Walbrol                       President and Chief Executive Officer, German American    3
August 28, 1937                      Chamber of Commerce, Inc. (since 1975); President and
Trustee since September 1999.        Chief Executive Officer, European American Chamber of
                                     Commerce, Inc. (since 1981); Director, TUV Rheinland of
                                     North America, Inc. (since 1983); President and
                                     Director, German American Partnership Program (since
                                     1999); Director, AXA Nordstern Art Insurance Corporation
                                     (since 1999); Director, The Germany Fund, Inc. (since
                                     1986); Director, The Central European Equity Fund, Inc.
                                     (since 1986).
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES 5
---------------------------------------------------------------------------------------------------------------
None
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              20

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


NAME, BIRTH DATE AND          BUSINESS EXPERIENCE AND
POSITION WITH THE FUND 1      DIRECTORSHIPS DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
PRINCIPAL OFFICERS
--------------------------------------------------------------------------------
Richard T. Hale               Managing Director, Deutsche Banc Alex. Brown Inc.
July 17, 1945                 (formerly DB Alex. Brown LLC) (1999 to present);
President                     Deutsche Asset Management-Americas (1999 to
                              present); Director and President, Investment
                              Company Capital Corp. (registered investment
                              advisor) (1996 to present). Director and
                              President, Deutsche Asset Management Mutual Funds
                              (various dates to present). Director Deutsche
                              Global Funds, Ltd. (January 2000 to
                              present);Director, CABEI Fund (June 2000 to
                              present); Director North American Income Fund
                              (September 2000 to present); Vice President,
                              Deutsch eAsset Management, Inc. (September 2000 to
                              present). Chartered Financial Analyst. Formerly,
                              Director, ISI Family of Funds (1992 to 1999).
--------------------------------------------------------------------------------
Daniel O. Hirsch              Director, Deutsche Asset Management (1999 to
Secretary                     present). Formerly, Principal, BT Alex. Brown
March 27, 1954                Incorporated, (Deutsche Banc Alex. Brown Inc.),
                              1998 to 1999; Assistant General Counsel, United
                              States Securities and Exchange Commission, 1993 to
                              1998.
--------------------------------------------------------------------------------
Andrew McNally                Director of Fund Accounting & Administration for
December 21, 1970             PFPC Inc, a subsidiary of PNC Bank since July
Treasurer                     2000, of PNC Bank since July 2000, Manager of Fund
                              Accounting, PFPC (1997 to 1999), Accountant, PFPC
                              (1993 to 1997).
--------------------------------------------------------------------------------



1 Unless otherwise indicated, the address of each Trustee and Officer is One South Street, Baltimore, MD 21202. Each Trustee shall serve until his resignation or termination as provided in the Trust's Declaration of Trust. Each Officer is elected annually.
2 As of December 31, 2001 the total number of Deutsche Asset Management VIT Funds (the `Fund Complex') is 12, however only 3 are operational.
3 A publicly held company with securities registered pursuant to Section 12 of the Exchange Act. 4 An investment company registered under the 1940 Act. 5 Interested Trustees who are `Interested Persons' within the meaning of section 2(a)(19) of the 1940 Act.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information includes additional information about the Fund Trustees. To receive your free copy of the Statement of Additional Information, call the customer service center at the telephone number shown in the accompanying Contract prospectus.
--------------------------------------------------------------------------------
                                       21

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Equity 500 Index Fund                               CUSIP #251512208
Deutsche Asset Management VITF unds                 VIT6ANN(12/01)
                                                    Printed 2/02

Distributed by:
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406